Advance to Suppliers (Details) - Schedule of Advances to Suppliers Net - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Schedule of Advances To Suppliers Net [Abstract]
Advances to suppliers for inventory raw material purchase	$ 207,719	$ 16,701
Less: allowance for doubtful accounts
Advances to suppliers	$ 207,719	$ 16,701